Background and Nature of Operations - Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Tyco Flow Control International, Ltd, USD $) In Thousands, unless otherwise specified	Sep. 28, 2012
Business Combination Allocation of Purchase Price [Line Items]
Total purchase price	$ 5,016,136
As originally reported
Business Combination Allocation of Purchase Price [Line Items]
Cash and cash equivalents	691,702
Accounts and notes receivable	771,576
Inventories	1,046,165
Other current assets	98,212
Property, plant and equipment	822,001
Goodwill	2,520,110
Intangibles	1,425,072
Other non-current assets	275,103
Current liabilities	(856,341)
Long-term debt	(914,530)
Income taxes, including current and deferred	(364,573)
Other liabilities and redeemable noncontrolling interest	(591,353)
Total purchase price	4,923,144
As revised
Business Combination Allocation of Purchase Price [Line Items]
Cash and cash equivalents	691,702
Accounts and notes receivable	753,480
Inventories	999,720
Other current assets	94,129
Property, plant and equipment	785,700
Goodwill	2,741,814
Intangibles	1,441,872
Other non-current assets	241,063
Current liabilities	(881,415)
Long-term debt	(914,530)
Income taxes, including current and deferred	(303,977)
Other liabilities and redeemable noncontrolling interest	(633,422)
Total purchase price	$ 5,016,136